Consolidated statement of financial position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 158,732	$ 156,158	$ 238,792
Investments	692,403	566,200	705,108
Accounts receivable	129,781	116,054	115,641
Expendable parts and supplies	69,100	86,530	81,825
Prepaid expenses	49,034	70,237	41,564
Prepaid income tax	1,181	10,357	0
Other currents assets	14,206	14,056	11,701
Total current assets excluding assets held for sale	1,114,437	1,019,592	1,194,631
Asset held for sale	120,006	40,330	0
Total current assets	1,234,443	1,059,922	1,194,631
Non - current assets
Investments	134,347	138,846	65,953
Accounts receivable	2,139	1,177	2,444
Prepaid expenses	17,743	25,637	26,130
Property and equipment	2,532,402	2,698,131	2,614,216
Right of use assets	290,843	361,993	384,350
Net pension asset	249	5,091	3,185
Intangible assets	108,116	101,168	81,115
Deferred tax assets	19,215	16,041	19,099
Other non - current assets	17,881	33,899	31,140
Total non - current assets	3,122,935	3,381,983	3,227,632
Total assets	4,357,378	4,441,905	4,422,263
Current liabilities
Current maturities of long - term debt	117,238	311,965	298,462
Current portion of lease liability	97,732	102,452	106,950
Trade, other payables and financial liabilities	133,502	140,239	129,961
Air traffic liability	497,374	471,676	477,168
Frequent flyer deferred revenue	35,120	30,342	17,197
Taxes and interest payable	51,611	44,749	70,077
Accrued expenses payable	55,373	47,390	61,278
Income tax payable	9,683	0	3,700
Total current liabilities	997,633	1,148,813	1,164,793
Non-current liabilities
Long - term debt	938,183	975,283	876,119
Lease liability	206,832	273,231	290,056
Frequent flyer deferred revenue	45,206	37,472	33,115
Other long - term liabilities	191,221	161,572	154,777
Deferred tax liabilities	43,397	48,940	52,465
Total non - current liabilities	1,424,839	1,496,498	1,406,532
Total liabilities	2,422,472	2,645,311	2,571,325
Equity
Additional paid in capital	86,135	80,041	72,945
Treasury stock	(136,388)	(136,388)	(136,388)
Retained earnings	1,965,179	1,828,615	1,889,765
Accumulated other comprehensive loss	(8,628)	(4,227)	(3,888)
Total equity	1,934,906	1,796,594	1,850,938
Commitments and contingencies	0	0	0
Total liabilities and equity	4,357,378	4,441,905	4,422,263
Class A common stock [member]
Equity
Common stock	21,142	21,087	21,038
Total equity	21,142	21,087	21,038
Class B common stock [member]
Equity
Common stock	7,466	7,466	7,466
Total equity	$ 7,466	$ 7,466	$ 7,466